TAXES PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
TAXES PAYABLE
Payroll charges	R$ 58,907	R$ 75,752
ICMS (state VAT)	25,385	37,444
COFINS (tax on revenue)	2,162	5,411
IPI (federal VAT)	14,372	17,305
IVA (value-added tax) and others	250,719	148,189
Taxes payable	R$ 351,545	R$ 284,101